Note 3 - Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0
Deferred revenue recognized	0	2,362,500
Deferred revenue	0	0
Inventory, raw materials	112,672	172,830
Inventory, work in process	0	73,927
Inventory, finished goods	0	102,374
Inventory write-down	$ 236,459	$ 0	$ 0